United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: June 30, 2011

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       August 11, 2011
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____77_______

Form 13F Information Table Value Total: $___66,256____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Baxter International		COMMON STOCK	071813109
Berkshire Hathaway		COMMON STOCK	084670108
Berkshire Hathaway B (New)	COMMON STOCK	084670702
Biotechnology Index Fund	ETFs		464287556
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Danaher				COMMON STOCK	235851102
Deere				COMMON STOCK	244199105
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
FMC				COMMON STOCK	302491303
General Dynamics		COMMON STOCK	369550108
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
Honeywell			COMMON STOCK	438516106
Intel				COMMON STOCK	458140100
International Business Machine	COMMON STOCK	459200101
iShares Barclays 1-3 Year Corp	ETFs		464288646
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Mastercard			COMMON STOCK	57636Q104
McCormick & Co.			COMMON STOCK	579780206
Microsoft			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepco Holdings			COMMON STOCK	713291102
Pepsico				COMMON STOCK	713448108
Philip Morris Intl Inc		COMMON STOCK	718172109
Powershares Preferred 		ETFs		73936T565
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		78467Y107
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Saul Centers			COMMON STOCK	804395101
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
SPDR KBW Regional Banking Inde	ETFs		78464A698
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com NEW		COMMON STOCK	887317303
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon Communications		COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103

COLUMN 1			COLUMN 4	COLUMN 5	COLUMN 6
				VALUE		INVESTMENT
NAME OF ISSUER	 		(X$1000) 	 SHARES 	DISCRETION
3M Company	 		1,380 	 	14,550 		SOLE
Abbott Labs			1,109 	 	21,070 		SOLE
Allergan	 		654 	 	7,850 		SOLE
Allstate	 		591 	 	19,370 		SOLE
American Express	 	843 	 	16,300 		SOLE
AT&T	 			630 	 	20,062 		SOLE
Automatic Data Processing	772 	 	14,660 		SOLE
Baxter International	 	1,180 	 	19,775 		SOLE
Berkshire Hathaway	 	464 	 	4 		SOLE
Berkshire Hathaway B (New)	31 	 	400 		SOLE
Biotechnology Index Fund	1,059 	 	9,930 		SOLE
Bristol Myers Squibb	 	1,018 	 	35,150 		SOLE
Castle Brands	 		4 	 	11,700 		SOLE
Chevron Texaco	 		1,811 	 	17,609 		SOLE
Cisco Systems	 		642 	 	41,150 		SOLE
Clean Energy Fuels	 	305 	 	23,200 		SOLE
Coca Cola	 		765 	 	11,362 		SOLE
Colgate-Palmolive Co	 	465 	 	5,325 		SOLE
ConocoPhilips	 		1,803 	 	23,980 		SOLE
Corporate Office Properties Tr	583 	 	18,750 		SOLE
CVS	 			330 	 	8,775 		SOLE
Danaher	 			228 	 	4,300 		SOLE
Deere	 			956 	 	11,600 		SOLE
Disney, Walt	 		1,075 	 	27,539 		SOLE
Dominion Resources	 	707 	 	14,650 		SOLE
Duke Energy	 		225 	 	11,938 		SOLE
EMC	 			978 	 	35,500 		SOLE
Emerson Electric	 	939 	 	16,690 		SOLE
Exelon	 			461 	 	10,770 		SOLE
Exxon Mobil	 		897 	 	11,026 		SOLE
FMC	 			847 	 	9,850 		SOLE
General Dynamics	 	741 	 	9,950 		SOLE
General Electric	 	675 	 	35,810 		SOLE
Google	 			1,160 	 	2,290 		SOLE
Honeywell	 		863 	 	14,480 		SOLE
Intel	 			1,170 	 	52,800 		SOLE
International Business Machine	1,881 	 	10,965 		SOLE
iShares Barclays 1-3 Year Corp	237 	 	2,260 		SOLE
iShares Barclays 1-3 Year Trea	1,105 	 	13,110 		SOLE
iShares Barclays TIP Bond Fund	3,505 	 	31,680 		SOLE
iShares High Yield Corporate B	1,037 	 	11,360 		SOLE
iShares JPM Emerging Markets B	1,701 	 	15,560 		SOLE
iShares MSCI EAFE Index fund	241 	 	4,000 		SOLE
iShares MSCI Emerging Markets 	1,403 	 	29,480 		SOLE
iShares S&P 500 Index	 	456 	 	3,440 		SOLE
iShares Trust Dow Jones US Tec	1,397 	 	21,485 		SOLE
Johnson & Johnson	 	1,348 	 	20,265 		SOLE
JP Morgan Chase	 		1,163 	 	28,399 		SOLE
Kimberly-Clark	 		316 	 	4,750 		SOLE
Marathon Oil	 		495 	 	9,390 		SOLE
Mastercard	 		768 	 	2,550 		SOLE
McCormick & Co.	 		1,026 	 	20,700 		SOLE
Microsoft	 		1,282 	 	49,320 		SOLE
Nike	 			614 	 	6,820 		SOLE
Nucor	 			1,014 	 	24,600 		SOLE
Occidental Petroleum 	 	291 	 	2,800 		SOLE
Omnicom Group	 		334 	 	6,942 		SOLE
Oracle	 			1,198 	 	36,400 		SOLE
Pepco Holdings	 		334 	 	17,000 		SOLE
Pepsico	 			904 	 	12,840 		SOLE
Philip Morris Intl Inc	 	304 	 	4,557 		SOLE
Powershares Preferred 	 	652 	 	45,500 		SOLE
Procter & Gamble	 	1,146 	 	18,020 		SOLE
S&P 400 Midcap Index Trust	222 	 	1,250 		SOLE
S&P Technology Sector SPDR	355 	 	13,800 		SOLE
Sandy Spring Bancorp	 	201 	 	11,197 		SOLE
Saul Centers	 		260 	 	6,600 		SOLE
Schlumberger	 		975 	 	11,290 		SOLE
SPDR Barclays Capital Covertib	1,477 	 	35,600 		SOLE
SPDR KBW Regional Banking Inde	207 	 	8,150 		SOLE
SunTrust Banks	 		431 	 	16,700 		SOLE
Time Warner Inc Com NEW	 	255 	 	7,000 		SOLE
Travelers Group	 		949 	 	16,252 		SOLE
United Technologies	 	1,567 	 	17,700 		SOLE
Unitedhealth Group 	 	2,381 	 	46,154 		SOLE
Verizon Communications	 	1,777 	 	47,722 		SOLE
Wal Mart Stores	 		686 	 	12,900 		SOLE


COLUMN 1			COLUMN 7	       COLUMN 8
				OTHER	 	   VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	SOLE 	 SHARED NONE
3M Company			NONE	 	14,050 	0	500
Abbott Labs			NONE	 	20,770 	0	300
Allergan			NONE	 	7,400 	0	450
Allstate			NONE	 	18,820 	0	550
American Express		NONE	 	15,350 	0	950
AT&T				NONE	 	19,562 	0	500
Automatic Data Processing	NONE	 	14,060 	0	600
Baxter International		NONE	 	19,575 	0	200
Berkshire Hathaway		NONE	 	1 	0	3
Berkshire Hathaway B (New)	NONE	 	400 	0	0
Biotechnology Index Fund	NONE	 	9,580 	0	350
Bristol Myers Squibb		NONE	 	34,300 	0	850
Castle Brands			NONE	 	-   	0	11700
Chevron Texaco			NONE	 	16,600 	0	1009
Cisco Systems			NONE	 	40,150 	0	1000
Clean Energy Fuels		NONE	 	-   	0	23200
Coca Cola			NONE	 	10,962 	0	400
Colgate-Palmolive Co		NONE	 	5,325 	0	0
ConocoPhilips			NONE	 	23,380 	0	600
Corporate Office Properties Tr	NONE	 	17,850 	0	900
CVS				NONE	 	8,425 	0	350
Danaher				NONE	 	2,300 	0	2000
Deere				NONE	 	9,400 	0	2200
Disney, Walt			NONE	 	26,689 	0	850
Dominion Resources		NONE	 	14,650 	0	0
Duke Energy			NONE	 	10,214 	0	1724
EMC				NONE	 	33,750 	0	1750
Emerson Electric		NONE	 	15,290 	0	1400
Exelon				NONE	 	9,970 	0	800
Exxon Mobil			NONE	 	10,226 	0	800
FMC				NONE	 	8,800 	0	1050
General Dynamics		NONE	 	9,750 	0	200
General Electric		NONE	 	23,410 	0	12400
Google				NONE	 	1,840 	0	450
Honeywell			NONE	 	13,180 	0	1300
Intel				NONE	 	50,400 	0	2400
International Business Machine	NONE	 	10,245 	0	720
iShares Barclays 1-3 Year Corp	NONE	 	2,260 	0	0
iShares Barclays 1-3 Year Trea	NONE	 	13,110 	0	0
iShares Barclays TIP Bond Fund	NONE	 	31,180 	0	500
iShares High Yield Corporate B	NONE	 	11,060 	0	300
iShares JPM Emerging Markets B	NONE	 	15,360 	0	200
iShares MSCI EAFE Index fund	NONE	 	4,000 	0	0
iShares MSCI Emerging Markets 	NONE	 	28,980 	0	500
iShares S&P 500 Index		NONE	 	3,440 	0	0
iShares Trust Dow Jones US Tec	NONE	 	21,485 	0	0
Johnson & Johnson		NONE	 	19,015 	0	1250
JP Morgan Chase			NONE	 	27,649 	0	750
Kimberly-Clark			NONE	 	4,550 	0	200
Marathon Oil			NONE	 	8,390 	0	1000
Mastercard			NONE	 	2,420 	0	130
McCormick & Co.			NONE	 	20,200 	0	500
Microsoft			NONE	 	47,370 	0	1950
Nike				NONE	 	6,570 	0	250
Nucor				NONE	 	23,900 	0	700
Occidental Petroleum 		NONE	 	2,800 	0	0
Omnicom Group			NONE	 	6,942 	0	0
Oracle				NONE	 	35,500 	0	900
Pepco Holdings			NONE	 	16,300 	0	700
Pepsico				NONE	 	12,640 	0	200
Philip Morris Intl Inc		NONE	 	4,407 	0	150
Powershares Preferred 		NONE	 	45,500 	0	0
Procter & Gamble		NONE	 	17,320 	0	700
S&P 400 Midcap Index Trust	NONE	 	1,250 	0	0
S&P Technology Sector SPDR	NONE	 	13,050 	0	750
Sandy Spring Bancorp		NONE	 	11,197 	0	0
Saul Centers			NONE	 	6,600 	0	0
Schlumberger			NONE	 	9,590 	0	1700
SPDR Barclays Capital Covertib	NONE	 	35,200 	0	400
SPDR KBW Regional Banking Inde	NONE	 	8,150 	0	0
SunTrust Banks			NONE	 	16,700 	0	0
Time Warner Inc Com NEW		NONE	 	7,000 	0	0
Travelers Group			NONE	 	15,902 	0	350
United Technologies		NONE	 	17,100 	0	600
Unitedhealth Group 		NONE	 	46,154 	0	0
Verizon Communications		NONE	 	45,622 	0	2100
Wal Mart Stores			NONE	 	12,600 	0	300